TAXES ON INCOME (Schedule of Pre-tax Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic	$ (8,722)	$ (8,934)	$ (9,877)
Foreign	1,550	1,916	1,890
Pre-tax income (loss)	$ (7,172)	$ (7,018)	$ (7,987)